Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Statutory Tax Rates

	2012	2011	2010

Puerto Rico	20%	30%	39%
Argentina, Martinique, French Guyana, Guadeloupe, St
Croix, St. Thomas, Aruba and Curacao	35%	35%	35%
Brazil and Venezuela	34%	34%	34%
Colombia	33%	33%	33%
Costa Rica, Peru and Mexico	30%	30%	30%
Panamá	25%	25%	27.5%
Uruguay and Trinidad and Tobago	25%	25%	25%
Ecuador	23%	24%	25%
Chile	20%	20%	17%

Schedule Of Components Of Income Tax Expense

	2012	2011	2010
Current income tax expense	$32,147	$47,485	$64,551
Deferred income tax expense (benefit)	14,228	(2,882)	(61,101)
Income tax expense	$46,375	$44,603	$3,450

Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate

	2012	2011	2010
Pre-tax income	$160,963	$160,403	$109,742
Weighted-average statutory income tax rate (i)	35.20%	32.35%	36.87%
Income tax expense at weighted-average statutory tax rate
on pre-tax income	56,659	51,890	40,462
Permanent differences:
Change in valuation allowance	(7,660)	(20,962)	(91,416)
Non-deductible expenses	22,258	28,783	31,575
Tax deductible goodwill in Brazil (ii)	(18,789)	(21,640)	-
Withholding income taxes on intercompany transactions	3,437	9,038	8,233
Loss on amnesty program	-	-	8,681
Tax inflation adjustment	(10,983)	(3,471)	(3,994)
Expiration of tax loss carryforwards	1,017	1,298	6,071
Others	436	(333)	3,838
Income tax expense	$46,375	$44,603	$3,450

(i)
Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

(ii)	In November 2010, the Company completed the corporate reorganization of its companies in Brazil that was commenced on December 29, 2008. Among other corporate synergies, the reorganization resulted in contribution of the shares of the Brazilian operating entities to a new holding company and generated a tax deductible goodwill amounting to $310 million. The goodwill is deductible in Brazil for income tax purposes through its amortization in a period of 60 months starting in December 2010 following the merger of the Brazilian entities. The Company did not recognize any deferred tax asset for this benefit following the exemption in ASC 740-10-25-3.e. applicable to intercompany transfers. Therefore, the tax benefit is being recognized when realized on the tax return and applied to reduce income tax expenses.

Schedule Of Deferred Tax Assets And Liabilities

	2012	2011
Tax loss carryforwards (i)	$267,826	$273,344
Purchase price allocation adjustment	92,715	105,457
Property and equipment – tax inflation adjustment	39,290	31,749
Other accrued payroll and other liabilities	15,452	30,551
Share-based compensation programs	9,679	12,450
Provision for contingencies	9,447	11,905
Other deferred tax assets	20,185	18,015
Property and equipment – difference in depreciation rates	(54,383)	(61,411)
Other deferred tax liabilities (ii)	(16,769)	(23,374)
Valuation allowance (iii)	(236,563)	(223,775)
Net deferred tax asset	$146,879	$174,911

(i)

As of December 31, 2012, the Company and its subsidiaries had accumulated operating tax loss carryforwards amounting to $959,803. These operating tax loss carryforwards expire as follows:

2012
Fiscal year 2013	$10,241
Fiscal year 2014	2,712
Fiscal year 2015	4,458
Fiscal year 2016	1,768
Fiscal year 2017	51,397
Thereafter	333,639
Without expiration terms	555,588
$959,803

(ii) Primarily related to intangible assets and foreign currency exchange gains.

(iii) In assessing the realizability of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.